Schedule of Investments (unaudited) September 30, 2023	BlackRock ESG Capital Allocation Term Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities

Cayman Islands(b) — 1.9%
ALM Ltd., Series 2020-1A, Class D, (3-mo. CME Term SOFR + 6.26%), 11.57%, 10/15/29(a)	USD	325	$304,393
Apidos CLO XXXVI, Series 2021-36A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.19%, 07/20/34(a)		250	247,925
Ares LVI CLO Ltd., Series 2020-56A, Class ER, (3-mo. CME Term SOFR + 6.76%), 12.11%, 10/25/34(a)		250	237,792
Battalion CLO IX Ltd., Series 2015-9A, Class DR, (3-mo. CME Term SOFR + 3.51%), 8.82%, 07/15/31(a)		250	239,031
Birch Grove CLO Ltd.(a)
Series 19A, Class DR, (3-mo. CME Term SOFR + 3.61%), 9.02%, 06/15/31		500	497,096
Series 2021-3A, Class D1, (3-mo. CME Term SOFR + 3.46%), 8.78%, 01/19/35		500	482,386
BlueMountain CLO Ltd., Series 2013-2A, Class A1R, (3-mo. CME Term SOFR + 1.44%), 6.79%, 10/22/30(a)		201	199,738
Carlyle U.S. CLO Ltd., Series 2018-4A, Class A2, (3-mo. CME Term SOFR + 2.06%), 7.39%, 01/20/31(a)		500	497,400
CarVal CLO VC Ltd.(a)
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.51%), 8.82%, 10/15/34		250	243,782
Series 2021-2A, Class E, (3-mo. CME Term SOFR + 7.01%), 12.32%, 10/15/34		250	237,559
Cedar Funding IX CLO Ltd., Series 2018-9A, Class D, (3-mo. CME Term SOFR + 2.86%), 8.19%, 04/20/31(a)		250	237,635
Cedar Funding XIV CLO Ltd.(a)
Series 2021-14A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.17%, 07/15/33		500	489,550
Series 2021-14A, Class E, (3-mo. CME Term SOFR + 6.60%), 11.91%, 07/15/33		250	228,660
CIFC Funding Ltd., Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 3.81%), 9.12%, 07/16/30(a)		500	494,358
Elmwood CLO I Ltd., Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.71%), 7.04%, 10/20/33(a)		250	249,922
Elmwood CLO II Ltd., Series 2019-2A, Class ER, (3-mo. CME Term SOFR + 7.06%), 12.39%, 04/20/34(a)		750	740,195
Elmwood CLO IV Ltd., Series 2020-1A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.27%, 04/15/33(a)		500	497,200
Elmwood CLO VII Ltd., Series 2020-4A, Class SUB, 0.00%, 01/17/34(a)		1,000	798,100
Generate CLO Ltd., Series 6A, Class DR, (3-mo. CME Term SOFR + 3.76%), 9.11%, 01/22/35(a)		750	720,568
GoldenTree Loan Management U.S. CLO Ltd.(a)
Series 2019-5A, Class BR, (3-mo. CME Term SOFR + 1.81%), 7.14%, 10/20/32		250	248,375
Series 2021-11A, Class E, (3-mo. CME Term SOFR + 5.61%), 10.94%, 10/20/34		1,500	1,392,778

Security		Par (000)	Value

Cayman Islands (continued)
GoldenTree Loan Management U.S. CLO Ltd.(a) (continued)
Series 2021-9A, Class E, (3-mo. CME Term SOFR + 5.01%), 10.34%, 01/20/33	USD	750	$684,066
Golub Capital Partners CLO Ltd.(a)
Series 2021-53A, Class E, (3-mo. CME Term SOFR + 6.96%), 12.29%, 07/20/34		250	247,238
Series 2021-55A, Class E, (3-mo. CME Term SOFR + 6.82%), 12.15%, 07/20/34		250	247,344
Gulf Stream Meridian Ltd.(a)
Series 2020-IA, Class E, (3-mo. CME Term SOFR + 6.71%), 12.02%, 04/15/33		375	344,113
Series 2022-7A, Class D, (3-mo. CME Term SOFR + 6.85%), 12.16%, 07/15/35		250	235,794
Madison Park Funding XLIX Ltd., Series 2021-49A, Class E, (3-mo. CME Term SOFR + 6.51%), 11.83%, 10/19/34(a)		500	490,067
Madison Park Funding XXIX Ltd., Series 2018-29A, Class E, (3-mo. CME Term SOFR + 5.96%), 11.27%, 10/18/30(a)		250	239,387
Madison Park Funding XXXIV Ltd., Series 2019-34A, Class DR, (3-mo. CME Term SOFR + 3.61%), 8.96%, 04/25/32(a)		250	243,728
Madison Park Funding XXXVIII Ltd., Series 2021- 38A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.22%, 07/17/34(a)		500	495,950
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3-mo. LIBOR US + 3.65%), 9.26%, 01/22/35(a)		250	240,241
Mill City Solar Loan Ltd.
Series 2019-1A, Class C, 5.92%, 03/20/43		1,277	1,047,491
Series 2019-1A, Class D, 7.14%, 03/20/43		1,954	1,433,458
Myers Park CLO Ltd., Series 2018-1A, Class E, (3-mo. CME Term SOFR + 5.76%), 11.09%, 10/20/30(a)		250	226,695
Neuberger Berman CLO XIV Ltd., Series 2012-14A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 6.66%, 01/28/30(a)		229	228,352
Neuberger Berman Loan Advisers CLO Ltd., Series 2021- 46A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 01/20/36(a)		250	248,075
Octagon Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.31%), 8.62%, 07/15/34(a)		1,500	1,429,357
OHA Credit Partners XIII Ltd., Series 2016-13A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.30%, 10/25/34(a)		250	248,450
OHA Loan Funding Ltd., Series 2013-2A, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.68%, 05/23/31(a)		496	494,879
Palmer Square CLO Ltd.(a)
Series 2013-2A, Class A2R3, (3-mo. CME Term SOFR + 1.76%), 7.07%, 10/17/31		250	246,825
Series 2020-3A, Class A2R, (3-mo. CME Term SOFR + 1.86%), 7.23%, 11/15/31		500	496,400
Palmer Square Loan Funding Ltd., Series 2021-4A, Class E, (3-mo. CME Term SOFR + 7.77%), 13.08%, 10/15/29(a)		500	497,594

1

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock ESG Capital Allocation Term Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Park Avenue Institutional Advisers CLO Ltd., Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.66%), 8.97%, 07/15/34(a)	USD	1,650	$1,608,831
Pikes Peak CLO, Series 2021-11A, Class A1, (3-mo. CME Term SOFR + 1.95%), 7.30%, 07/25/34(a)		1,500	1,515,293
Rad CLO Ltd., Series 2021-15A, Class E, (3-mo. CME Term SOFR + 6.46%), 11.79%, 01/20/34(a)		250	235,229
Regatta XVII Funding Ltd., Series 2020-1A, Class E, (3-mo. CME Term SOFR + 7.87%), 13.18%, 10/15/33(a)		250	248,922
Regatta XXIV Funding Ltd.(a)
Series 2021-5A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.69%, 01/20/35		250	244,543
Series 2021-5A, Class E, (3-mo. CME Term SOFR + 7.06%), 12.39%, 01/20/35		250	241,392
Sixth Street CLO XVI Ltd., Series 2020-16A, Class A1A, (3-mo. CME Term SOFR + 1.58%), 6.91%, 10/20/32(a)		750	749,255
Sixth Street CLO XVII Ltd., Series 2021-17A, Class E, (3-mo. CME Term SOFR + 6.46%), 11.79%, 01/20/34(a)		750	725,419
Stratus CLO Ltd.(a)
Series 2021-1A, Class E, (3-mo. CME Term SOFR + 5.26%), 10.59%, 12/29/29		1,250	1,171,143
Series 2021-1A, Class SUB, 0.00%, 12/29/29		1,250	628,963
Series 2021-2A, Class E, (3-mo. CME Term SOFR + 6.01%), 11.34%, 12/28/29		300	296,458
Series 2021-3A, Class E, (3-mo. CME Term SOFR + 6.01%), 11.34%, 12/29/29		250	241,058
Symphony CLO XXIII Ltd., Series 2020-23A, Class ER, (3-mo. CME Term SOFR + 6.41%), 11.72%, 01/15/34(a)		500	478,979
TICP CLO IX Ltd., Series 2017-9A, Class D, (3-mo. CME Term SOFR + 3.16%), 8.49%, 01/20/31(a)		250	246,416
TICP CLO XIV Ltd., Series 2019-14A, Class DR, (3-mo. CME Term SOFR + 6.96%), 12.29%, 10/20/32(a)		500	487,531
Trestles CLO V Ltd., Series 2021-5A, Class E, (3-mo. CME Term SOFR + 6.61%), 11.94%, 10/20/34(a)		1,000	969,802
Trimaran CAVU Ltd.(a)
Series 2019-1A, Class E, (3-mo. CME Term SOFR + 7.30%), 12.63%, 07/20/32		500	460,264
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 8.86%, 10/25/34		550	540,685
Voya CLO Ltd., Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.22%, 10/17/32(a)		250	248,000
Whitebox CLO II Ltd., Series 2020-2A, Class ER, (3-mo. CME Term SOFR + 7.36%), 12.71%, 10/24/34(a)		250	237,504
Whitebox CLO III Ltd.(a)
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.61%), 8.92%, 10/15/34		1,000	966,834
Series 2021-3A, Class E, (3-mo. CME Term SOFR + 7.11%), 12.42%, 10/15/34		1,250	1,212,488

			33,104,956

Security		Par (000)	Value

United States(b) — 1.7%
FirstKey Homes Trust, Series 2022-SFR1, Class E1, 5.00%, 05/17/39	USD	3,000	$2,717,332
Gulf Stream Meridian Ltd., Series 2020-IA, Class A1, (3-mo. CME Term SOFR + 1.63%), 6.94%, 04/15/33(a)		500	503,861
Home Partners of America Trust
Series 2021-2, Class F, 3.80%, 12/17/26		2,407	2,050,821
Series 2021-3, Class F, 4.24%, 01/17/41		3,682	3,016,278
Mariner Finance Issuance Trust, Series 2021-BA, Class E, 4.68%, 11/20/36		470	364,248
Mosaic Solar Loan Trust, Series 2018-2GS, Class C, 5.97%, 02/22/44		365	301,090
New Residential Mortgage Loan Trust, Series 2022- SFR1, Class F, 4.44%, 02/17/39		3,000	2,563,622
Progress Residential Trust
Series 2021-SFR10, Class F, 4.61%, 12/17/40		2,985	2,484,558
Series 2021-SFR11, Class G, 4.69%, 01/17/39		3,000	2,447,589
Series 2021-SFR9, Class F, 4.05%, 11/17/40		2,400	1,931,813
Series 2022-SFR1, Class F, 4.88%, 02/17/41		2,000	1,656,535
Series 2022-SFR1, Class G, 5.52%, 02/17/41		2,000	1,639,015
Series 2022-SFR3, Class E1, 5.20%, 04/17/39		2,700	2,478,714
Republic Finance Issuance Trust
Series 2020-A, Class D, 7.00%, 11/20/30		600	549,791
Series 2021-A, Class D, 5.23%, 12/22/31		800	663,792
Tricon Residential Trust
Series 2021-SFR1, Class F, 3.69%, 07/17/38		1,375	1,196,229
Series 2021-SFR1, Class G, 4.13%, 07/17/38		887	776,350
Series 2022-SFR1, Class E2, 5.74%, 04/17/39		1,200	1,101,475

			28,443,113

Total Asset-Backed Securities — 3.6% (Cost: $68,449,278)			61,548,069

		Shares

Common Stocks

Canada — 0.3%
Cameco Corp.		91,061	3,609,658
Enbridge, Inc.		45,358	1,504,420

			5,114,078

China — 0.5%
BYD Co. Ltd., Class H		251,500	7,748,770

Finland — 0.6%
Neste OYJ		286,283	9,696,011

France — 5.0%
Accor SA		43,971	1,478,938
BNP Paribas SA		185,805	11,814,648
Cie de Saint-Gobain		322,094	19,277,447
EssilorLuxottica SA		15,430	2,683,981
Hermes International		1,157	2,109,011
Kering SA		11,960	5,434,179
LVMH Moet Hennessy Louis Vuitton SE		18,036	13,614,122
Sanofi		27,689	2,973,113
Schneider Electric SE		118,039	19,451,891
TotalEnergies SE		39,272	2,582,107

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock ESG Capital Allocation Term Trust (ECAT) (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
TotalEnergies SE, ADR	44,000	$2,893,440
Vinci SA	21,959	2,429,347

		86,742,224

Germany — 2.8%
Commerzbank AG	115,017	1,305,367
Infineon Technologies AG	15,643	518,108
Mercedes-Benz Group AG, Registered Shares	182,331	12,689,640
SAP SE	169,532	21,944,567
SAP SE, ADR(c)	6,500	840,580
Siemens AG, Registered Shares	77,778	11,115,148

		48,413,410

Hong Kong — 0.2%
AIA Group Ltd.	402,000	3,251,031

Israel — 0.2%
Nice Ltd., ADR(d)	21,363	3,631,710

Italy — 0.5%
Ariston Holding NV	460,343	3,000,491
Intesa Sanpaolo SpA	839,420	2,149,937
UniCredit SpA	124,739	2,972,079

		8,122,507

Japan — 2.1%
FANUC Corp.	205,300	5,339,324
Honda Motor Co. Ltd.	471,600	5,305,355
Japan Airlines Co. Ltd.	296,300	5,756,864
Keyence Corp.	17,100	6,324,017
Komatsu Ltd.	152,200	4,105,004
Sysmex Corp.	79,100	3,758,608
Toyota Motor Corp.	326,700	5,861,104

		36,450,276

Netherlands — 2.1%
ASML Holding NV	29,192	17,186,790
ING Groep NV, Series N	1,496,501	19,723,983

		36,910,773

Norway — 0.0%
Equinor ASA, ADR	24,000	786,960

South Korea — 0.4%
Samsung SDI Co. Ltd.	11,346	4,287,795
SK Hynix, Inc.	37,534	3,177,803

		7,465,598

Spain — 0.3%
Cellnex Telecom SA(b)	170,533	5,931,479

Sweden — 0.2%
Volvo AB, Class B, B Shares	127,866	2,633,737

Switzerland — 2.1%
Alcon, Inc.	116,469	8,987,609
Lonza Group AG, Registered Shares	7,749	3,584,277
Nestle SA, Registered Shares	146,735	16,609,814
TE Connectivity Ltd.	50,726	6,266,183

		35,447,883

Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	117,258	10,189,720

United Kingdom — 2.2%
AstraZeneca PLC	4,000	539,538
AstraZeneca PLC, ADR	142,797	9,670,213
Barclays PLC	1,232,954	2,376,430

Security	Shares	Value

United Kingdom (continued)
Compass Group PLC	132,712	$3,230,420
Lloyds Banking Group PLC, Series L	3,345,972	1,798,106
RELX PLC	226,568	7,644,385
Teya Services Ltd., Series C, (Acquired 11/16/21,
Cost: $1,099,370)(e)(f)	566	297,008
Unilever PLC	266,618	13,188,736

		38,744,836

United States — 38.8%
Abbott Laboratories(g)	164,351	15,917,394
Activision Blizzard, Inc.	5,205	487,344
Adobe, Inc.(d)	9,476	4,831,812
Advanced Micro Devices, Inc., Series E(d)	54,904	5,645,229
Air Products and Chemicals, Inc.	42,099	11,930,857
Albemarle Corp.	18,675	3,175,497
Alphabet, Inc., Class C(d)	288,717	38,067,337
Amazon.com, Inc.(d)	105,146	13,366,160
American Tower Corp.(g)	99,862	16,422,306
Amgen, Inc.	5,883	1,581,115
Apple, Inc., Series BB	92,639	15,860,723
Applied Materials, Inc.	126,671	17,537,600
Archer-Daniels-Midland Co.	146,060	11,015,845
Boston Scientific Corp.(d)	478,006	25,238,717
Bunge Ltd.	30,840	3,338,430
Cadence Design Systems, Inc.(d)	7,682	1,799,893
Cencora, Inc.	9,667	1,739,770
CF Industries Holdings, Inc.	60,060	5,149,544
Comcast Corp., Class A	97,140	4,307,188
Constellation Brands, Inc., Class A	2,842	714,280
Costco Wholesale Corp.	10,973	6,199,306
Delta Air Lines, Inc.	111,506	4,125,722
Dexcom, Inc.(d)	34,338	3,203,735
Edwards Lifesciences Corp.(d)	142,862	9,897,479
Eli Lilly & Co.	51,487	27,655,212
Ford Motor Co.	60,186	747,510
Fortive Corp.	75,262	5,581,430
General Motors Co.	19,413	640,047
Hilton Worldwide Holdings, Inc.	35,421	5,319,526
Home Depot, Inc.	5,492	1,659,463
Humana, Inc.	26,849	13,062,576
Ingersoll Rand, Inc.	56,545	3,603,047
Intuit, Inc.	5,433	2,775,937
Intuitive Surgical, Inc.(d)	56,229	16,435,174
Johnson Controls International PLC	83,501	4,443,088
JPMorgan Chase & Co.	44,507	6,454,405
KLA Corp.	3,913	1,794,737
L3Harris Technologies, Inc.	39,174	6,820,977
Lennar Corp., Class A	1,056	118,515
Linde PLC	16,781	6,248,405
LPL Financial Holdings, Inc.	56,015	13,311,965
M/I Homes, Inc.(d)	4,784	402,047
Marsh & McLennan Cos., Inc.	220,467	41,954,870
Masco Corp.	139,224	7,441,523
Mastercard, Inc., Class A	74,209	29,380,085
McDonald’s Corp.	1,153	303,746
McKesson Corp.	4,972	2,162,074
Merck & Co., Inc.	147,332	15,167,829
Meritage Homes Corp.	2,335	285,781
Micron Technology, Inc.	77,559	5,276,339
Microsoft Corp.(g)	154,735	48,857,576
Mr. Cooper Group, Inc.(d)	14,649	784,600
NextEra Energy, Inc.(g)	342,945	19,647,319

3

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock ESG Capital Allocation Term Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
NIKE, Inc., Class B		66,324	$6,341,901
NVIDIA Corp.		30,380	13,214,996
Palo Alto Networks, Inc.(d)		15,403	3,611,079
Progressive Corp.		29,856	4,158,941
Proof Acquisition Corp.(e)		24,722	94,685
Rockwell Automation, Inc.		23,342	6,672,778
RXO, Inc.(d)		5,166	101,925
Salesforce, Inc.(d)		88,995	18,046,406
Schlumberger NV		13,385	780,346
ServiceNow, Inc.(d)(g)		37,464	20,940,878
SPDR S&P Biotech ETF(c)		40,000	2,920,800
Symbotic Corp., Class A		2,314	77,357
Tesla, Inc.(d)		63,400	15,863,948
Thermo Fisher Scientific, Inc.(g)		47,627	24,107,359
Uber Technologies, Inc.(d)		12,400	570,276
United Parcel Service, Inc., Class B		24,850	3,873,370
UnitedHealth Group, Inc.		30,073	15,162,506
Verge Genomics, Inc., Series C, (Acquired 09/06/23, Cost: $345,314)(e)(f)		48,019	345,314
Visa, Inc., Class A		16,100	3,703,161
Walmart, Inc., Series M		36,513	5,839,524
Walt Disney Co.(d)		103,007	8,348,717
Zoetis, Inc., Class A		17,816	3,099,628

			667,764,981

Total Common Stocks — 58.9% (Cost: $999,649,073)			1,015,045,984

		Par (000)

Corporate Bonds

Australia — 0.4%
FMG Resources August Pty. Ltd., 6.13%, 04/15/32(b)	USD	1,257	1,143,086
Oceana Australian Fixed Income Trust, A Note Upsize(e)
12.00%, 08/31/25	AUD	1,682	1,080,144
12.50%, 08/31/26		2,524	1,619,722
12.50%, 08/31/27		4,206	2,697,487

			6,540,439

Austria — 0.0%
Benteler International AG, 9.38%, 05/15/28	EUR	207	221,842

Belgium(h) — 0.0%
Anheuser-Busch InBev SA, 4.00%, 09/24/25	GBP	100	118,990
KBC Group NV, (1-year UK Government Bond + 0.92%), 1.25%, 09/21/27(a)		100	106,075

			225,065

Canada — 0.2%
Mattamy Group Corp., 5.25%, 12/15/27(b)	USD	938	856,048
Rogers Communications, Inc., 3.20%, 03/15/27		2,500	2,286,641
Toronto-Dominion Bank, 2.88%, 04/05/27(h)	GBP	100	110,739

			3,253,428

France — 0.0%
Altice France SA/France, 5.50%, 01/15/28(b)	USD	267	205,648
BNP Paribas SA(h) 3.38%, 01/23/26	GBP	100	114,824

Security		Par (000)	Value

France (continued)
BNP Paribas SA(h) (continued)
1.88%, 12/14/27	GBP	100	$103,100
Societe Generale SA, 1.88%, 10/03/24(h)		100	116,977
TotalEnergies Capital International SA, 1.66%, 07/22/26(h)		100	111,170

			651,719

Germany — 0.3%
Adler Pelzer Holding GmbH, 9.50%, 04/01/27(b)	EUR	1,668	1,637,964
Lanxess AG, 10.25%, 03/31/31(e)		2,600	2,693,873

			4,331,837

Japan — 0.1%
Mizuho Financial Group, Inc., (1-year CMT + 1.25%), 3.26%, 05/22/30(a)	USD	2,040	1,755,502
Rakuten Group, Inc., 10.25%, 11/30/24(b)		555	554,405

			2,309,907

MultiNational — 0.3%
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)		1,250	1,165,872
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26		1,626	1,543,432
3.25%, 11/30/51		3,380	2,033,070

			4,742,374

Netherlands — 0.4%
Cooperatieve Rabobank UA, (1-year UK Government Bond + 1.05%), 1.88%, 07/12/28(a)(h)	GBP	100	105,788
ING Groep NV, 3.00%, 02/18/26(h)		100	114,076
Mondelez International Holdings Netherlands BV, 0.75%, 09/24/24(b)	USD	3,000	2,854,363
Sigma Holdco BV, 5.75%, 05/15/26(h)	EUR	757	666,282
Trivium Packaging Finance BV, 5.50%, 08/15/26(b)	USD	2,654	2,474,677

			6,215,186

Spain(h) — 0.0%
Banco Santander SA, (1-year UK Government Bond + 1.80%), 3.13%, 10/06/26(a)	GBP	400	455,639
Telefonica Emisiones SA, 5.38%, 02/02/26		200	242,027

			697,666

Sweden — 0.0%
Swedbank AB, (1-year UK Government Bond + 1.00%), 1.38%, 12/08/27(a)(h)		100	105,324

Switzerland — 0.1%
Credit Suisse AG, 2.95%, 04/09/25	USD	1,480	1,406,288

United Kingdom — 0.1%
Barclays PLC(h)
3.00%, 05/08/26	GBP	100	112,363
3.25%, 02/12/27		100	110,137
BG Energy Capital PLC, 5.13%, 12/01/25(h)		200	242,390
Deuce Finco PLC, 5.50%, 06/15/27(b)		337	360,538
HSBC Holdings PLC, (3-mo. LIBOR GBP + 1.31%), 1.75%, 07/24/27(a)		100	107,742
Informa PLC, 3.13%, 07/05/26(h)		100	113,235
Lloyds Banking Group PLC, 2.25%, 10/16/24(h)		200	234,712
NatWest Group PLC(a)(h)
(1-year GBP Swap + 1.49%), 2.88%, 09/19/26		100	113,684

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock ESG Capital Allocation Term Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
NatWest Group PLC(a)(h) (continued)	GBP	100	$112,599
(1-year GBP Swap + 2.01%), 3.13%, 03/28/27
Santander U.K. Group Holdings PLC, 3.63%, 01/14/26(h)		100	114,515

			1,621,915

United States — 9.8%
AbbVie, Inc., 3.20%, 11/21/29	USD	5,310	4,685,801
Acadia Healthcare Co., Inc., 5.00%, 04/15/29(b)		2,176	1,956,420
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27(b)		431	406,958
Alexandria Real Estate Equities, Inc., 2.95%, 03/15/34		792	601,408
Allegiant Travel Co., 7.25%, 08/15/27(b)		635	597,694
American Tower Corp., 1.88%, 10/15/30		119	90,050
Amgen, Inc.
5.50%, 12/07/26(h)	GBP	100	122,214
2.45%, 02/21/30	USD	2,080	1,722,216
3.00%, 01/15/52		2,590	1,564,623
2.77%, 09/01/53		2,025	1,128,453
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/28(b)		1,353	1,128,120
Arsenal AIC Parent LLC, 8.00%, 10/01/30(b)		117	116,417
Ashton Woods USA LLC/Ashton Woods Finance Co., Series B, 4.63%, 08/01/29(b)		2,661	2,245,523
AT&T, Inc.
2.90%, 12/04/26	GBP	200	223,154
5.50%, 03/15/27(h)		100	119,936
Bank of America Corp.(a)
(1-day SOFR + 0.67%), 1.84%, 02/04/25	USD	1,142	1,123,282
(1-day SOFR + 0.91%), 0.98%, 09/25/25		2,230	2,112,122
(1-day SOFR + 1.37%), 1.92%, 10/24/31		119	89,778
Baxter International, Inc., 1.32%, 11/29/24		1,130	1,069,666
Becton Dickinson & Co., 3.36%, 06/06/24		1,250	1,227,931
Broadcom, Inc., 1.95%, 02/15/28(b)		2,124	1,810,709
Calpine Corp., 4.50%, 02/15/28(b)		860	775,055
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 06/01/29(b)		1,245	1,117,024
Citigroup, Inc., 1.75%, 10/23/26	GBP	200	217,956
Cloud Software Group, Inc., 6.50%, 03/31/29(b)	USD	2,073	1,833,218
Comcast Corp., 4.65%, 02/15/33		2,331	2,182,319
Commercial Metals Co., 4.38%, 03/15/32		1,987	1,666,585
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, Series 2020, 6.63%, 07/15/30(b)		245	239,203
Covanta Holding Corp., 4.88%, 12/01/29(b)		3,498	2,869,759
CSC Holdings LLC(b)
5.38%, 02/01/28		1,294	1,053,461
7.50%, 04/01/28		1,264	820,709
Dana, Inc.
5.63%, 06/15/28		1,309	1,198,167
4.25%, 09/01/30		383	307,396
Dell International LLC/EMC Corp., 5.30%, 10/01/29		1,500	1,456,152
Duke Energy Florida LLC, 2.40%, 12/15/31		1,500	1,185,936
Elevance Health, Inc.
2.25%, 05/15/30		2,500	2,033,901
2.55%, 03/15/31		3,625	2,937,590
Emerald Debt Merger Sub LLC, 6.63%, 12/15/30(b)		1,001	963,637
Equinix, Inc.
2.90%, 11/18/26		2,000	1,835,898

Security		Par (000)	Value

United States (continued)
Equinix, Inc. (continued)
1.55%, 03/15/28	USD	3,500	$2,916,860
Flyr Convertible Notes, 8.00%, 08/10/27(e)		2,162	2,134,953
Flyr Secured Notes, 10.31%, 05/10/27(e)		1,057	979,209
Ford Motor Co.
3.25%, 02/12/32		2,518	1,940,530
6.10%, 08/19/32		2,250	2,119,304
Forestar Group, Inc., 3.85%, 05/15/26(b)		399	362,169
Freed Corp., 10.00%, 12/07/23(e)		2,957	2,823,773
Freedom Mortgage Corp.(b)
8.13%, 11/15/24		740	740,066
8.25%, 04/15/25		826	826,170
FreeWire Technologies, Inc., 15.27%, 04/26/25(e)		3,424	3,441,451
Frontier Communications Holdings LLC(b)
8.75%, 05/15/30		1,000	949,475
8.63%, 03/15/31		395	372,117
Gen Digital, Inc., 6.75%, 09/30/27(b)		1,394	1,366,628
General Motors Financial Co., Inc., 1.50%, 06/10/26		1,000	883,599
Goldman Sachs Group, Inc.
7.25%, 04/10/28	GBP	100	127,714
(1-day SOFR + 0.80%), 1.43%, 03/09/27(a)	USD	2,500	2,225,724
HCA, Inc., 5.88%, 02/01/29		2,605	2,562,743
Healthpeak OP LLC, 5.25%, 12/15/32		3,000	2,790,205
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(b)
5.00%, 06/01/29		865	750,341
4.88%, 07/01/31		1,335	1,088,321
JPMorgan Chase & Co.(a)
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31		119	89,507
(3-mo. LIBOR GBP + 0.68%), 0.99%, 04/28/26(h)	GBP	200	226,279
KB Home, 4.80%, 11/15/29	USD	2,081	1,831,280
Kilroy Realty LP, 2.50%, 11/15/32		119	81,267
Kraft Heinz Foods Co., 4.25%, 03/01/31		3,000	2,732,818
Landsea Homes Corp., 11.00%, 07/17/28(e)		9,092	8,819,240
Lessen, Inc., 10.27%, 01/04/28(e)		1,780	1,670,604
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		1,000	659,307
Lowe’s Cos., Inc.
1.70%, 10/15/30		2,014	1,544,357
3.00%, 10/15/50		1,740	1,027,566
Marriott Ownership Resorts, Inc.
4.75%, 01/15/28		1,294	1,132,548
4.50%, 06/15/29(b)		888	744,055
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26(b)		2,105	2,030,769
Medline Borrower LP, 3.88%, 04/01/29(b)		1,641	1,387,339
Morgan Stanley(a)
(1-day SOFR + 1.03%), 1.79%, 02/13/32		119	88,125
(1-day SOFR + 1.14%), 2.70%, 01/22/31		2,500	2,044,027
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27		224	211,663
5.50%, 08/15/28		1,921	1,694,448
5.13%, 12/15/30		961	780,261
5.75%, 11/15/31		454	375,559
Northern States Power Co., 2.90%, 03/01/50		1,225	749,780
NRG Energy, Inc., 3.38%, 02/15/29(b)		1,391	1,125,858
Olympus Water U.S. Holding Corp.(b)
7.13%, 10/01/27		705	652,098
9.75%, 11/15/28		4,020	4,011,310
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/30		2,025	1,705,711

5

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock ESG Capital Allocation Term Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Oracle Corp.
1.65%, 03/25/26	USD	2,000	$1,811,575
3.60%, 04/01/50		2,135	1,381,030
Pitney Bowes, Inc., 6.88%, 03/15/27(b)		1,250	984,375
PNC Financial Services Group, Inc., (1-day SOFR + 1.09%), 4.76%, 01/26/27(a)		2,427	2,359,255
Prologis LP, 2.25%, 01/15/32		119	92,189
Public Service Electric and Gas Co., 4.65%, 03/15/33		2,650	2,490,926
Republic Services, Inc.
1.45%, 02/15/31		4,119	3,095,207
1.75%, 02/15/32		1,375	1,027,512
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
2.88%, 10/15/26		2,062	1,815,983
3.63%, 03/01/29		1,398	1,155,776
Sabre Global, Inc., 9.25%, 04/15/25(b)		122	119,560
Sonder Holdings, Inc., (13.99% PIK), 13.99%, 01/19/27(a)(e)(i)		5,975	5,123,361
Steel Dynamics, Inc.
2.80%, 12/15/24		1,000	962,524
3.45%, 04/15/30		3,060	2,652,734
Stem, Inc., 0.50%, 12/01/28(b)(j)		275	158,263
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)		1,643	1,561,970
Tenet Healthcare Corp.
4.25%, 06/01/29		2,081	1,791,216
6.13%, 06/15/30		1,206	1,130,684
T-Mobile U.S., Inc.
3.75%, 04/15/27		2,750	2,569,654
3.38%, 04/15/29		3,930	3,456,591
3.40%, 10/15/52		1,360	849,518
Travel & Leisure Co., 4.63%, 03/01/30(b)		440	370,269
United Wholesale Mortgage LLC(b)
5.50%, 11/15/25		1,304	1,240,336
5.75%, 06/15/27		1,346	1,218,265
UnitedHealth Group, Inc., 5.35%, 02/15/33		2,325	2,299,842
Verizon Communications, Inc., 1.13%, 11/03/28	GBP	100	97,795
VMware, Inc.
4.65%, 05/15/27	USD	750	723,279
4.70%, 05/15/30		1,500	1,381,549
2.20%, 08/15/31		2,369	1,787,721
Welltower OP LLC
4.50%, 01/15/24		1,750	1,740,054
3.63%, 03/15/24		1,750	1,729,974
Xerox Holdings Corp., 5.00%, 08/15/25(b)		500	474,944
Xylem, Inc., 2.25%, 01/30/31		3,000	2,388,157

			169,695,657

Total Corporate Bonds — 11.7% (Cost: $216,918,796)			202,018,647

Security		Par (000)	Value

Fixed Rate Loan Interests

United States — 0.2%
AMF MF Portfolio, Term Loan, 6.67%, 11/01/28(e)	USD	4,075	$4,064,914

Total Fixed Rate Loan Interests — 0.2% (Cost: $4,021,483)			4,064,914

Floating Rate Loan Interests(a)

Belgium — 0.1%
Apollo Finco, 2021 EUR Term Loan B, (6-mo. EURIBOR + 4.85%), 8.78%, 10/02/28	EUR	2,536	2,011,143

Ireland — 0.2%
Promontoria Beech Designated Activity Co., EUR Term Loan, (3-mo. EURIBOR + 3.75%), 7.49%, 05/17/27(e)		3,966	4,177,079

Luxembourg — 0.2%
Speed Midco 3 SARL, EUR Term Loan B1, (3-mo. EURIBOR + 6.40%), 10.37%, 05/16/29(e)		2,488	2,604,117

Netherlands — 0.1%
Upfield BV, 2023 GBP Term Loan B, (1-day SONIA + 4.00%), 8.97%, 01/02/28	GBP	1,358	1,608,746

United States — 1.0%
Altar Bidco, Inc., 2021 2nd Lien Term Loan, (12-mo. CME Term SOFR at 0.50% Floor + 5.60%), 10.49%, 02/01/30	USD	1,637	1,579,434
American Auto Auction Group, LLC, Series A, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.39%, 12/30/27		427	403,760
Coreweave Compute Acquisition Co. II, LLC, Delayed Draw Term Loan, (3-mo. CME Term SOFR + 8.75%), 14.13%, 07/31/28(e)		321	315,609
EIS Buyer, Inc., Revolver, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 12.32%, 07/10/28(e)		341	329,152
EIS Group, Inc., Term Loan, (1-mo. CME Term SOFR + 7.00%), 12.32%, 05/01/28(e)		3,406	3,291,517
Galaxy Universal LLC(e)
1st Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.75%), 11.26%, 11/12/26		6,178	6,016,130
2022 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.75%), 11.26%, 06/24/23		265	264,377
GoTo Group, Inc., Term Loan B, (3-mo. CME Term SOFR + 4.75%), 10.27%, 08/31/27		249	163,987
Hydrofarm Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at -4.50% Floor + 5.50%), 10.93%, 10/25/28(e)		1,113	890,538
Orion Group Holdco, LLC
2023 1st Amendment Incremental Term Loan, (3-mo. CME Term SOFR + 6.00%), 11.42%, 03/19/27		1,260	1,251,550
2023 1st Lien Term Loan, (3-mo. CME Term SOFR + 6.00%), 11.42%, 03/19/27		634	630,255

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock ESG Capital Allocation Term Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Orion Group Holdco, LLC (continued)
2023 2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.25%), 11.67%, 08/10/27	USD	609	$604,602
2023 Term Loan, (3-mo. CME Term SOFR + 6.50%), 11.92%, 03/19/27		850	843,033
Redstone Holdco 2 LP, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.18%, 04/27/28		618	526,214
Signal Parent, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.92%, 04/03/28		982	826,867

			17,937,025

Total Floating Rate Loan Interests — 1.6% (Cost: $29,763,854)			28,338,110

Foreign Agency Obligations

Spain(b)(h) — 0.6%
Spain Government Bond
2.55%, 10/31/32	EUR	1,839	1,759,184
3.15%, 04/30/33		5,667	5,652,177
3.90%, 07/30/39		2,222	2,246,947

			9,658,308

United Kingdom — 0.1%
United Kingdom Gilt, 0.50%, 10/22/61(h)		5,221	1,730,063

Total Foreign Agency Obligations — 0.7% (Cost: $12,299,029)			11,388,371

		Shares

Investment Companies

United States — 0.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF(c)(k)		35,863	3,658,743
iShares JP Morgan USD Emerging Markets Bond ETF(k)		88,276	7,284,536
iShares Russell 2000 ETF(k)		100	17,674
iShares Russell Mid-Cap Growth ETF(k)		3,916	357,727
VanEck J. P. Morgan EM Local Currency Bond ETF		84,550	2,018,208

Total Investment Companies — 0.8% (Cost: $14,094,424)			13,336,888

		Par (000)

Municipal Bonds

Puerto Rico(a) — 0.2%
Commonwealth of Puerto Rico, GO 0.00%, 11/01/51	USD	4,297	1,740,397

Security		Par (000)	Value

Puerto Rico (continued)
Commonwealth of Puerto Rico, GO (continued)
Series A-1, 0.00%, 11/01/43	USD	385	$199,255
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51		1,828	639,647

Total Municipal Bonds — 0.2% (Cost: $2,732,880)			2,579,299

Non-Agency Mortgage-Backed Securities

United States(a)(b) — 2.3%
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class B1, 4.38%, 09/25/51		2,047	1,399,259
CHNGE Mortgage Trust
Series 2022-1, Class M1, 3.99%, 01/25/67		2,000	1,515,083
Series 2022-2, Class M1, 4.61%, 03/25/67		5,000	3,961,474
DBUBS Mortgage Trust, Series 2017-BRBK, Class F, 3.65%, 10/10/34		1,470	1,022,561
FREMF Trust, Series 2018-W5FX, Class CFX, 3.79%, 04/25/28		1,923	1,580,263
Grace Trust, Series 2020-GRCE, Class D, 2.77%, 12/10/40		2,000	1,372,374
GS Mortgage Securities Corp. Trust
Series 2021-DM, Class E, (1-mo. Term SOFR + 3.05%), 8.38%, 11/15/36		2,150	2,068,512
Series 2021-DM, Class F, (1-mo. Term SOFR + 3.55%), 8.88%, 11/15/36		2,150	2,052,054
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 3.04%, 12/10/41		2,000	1,366,421
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2021-MHC, Class E, (1-mo. Term SOFR + 2.56%), 7.90%, 04/15/38		2,270	2,188,685
Series 2021-NYAH, Class E, (1-mo. Term SOFR + 1.95%), 7.29%, 06/15/38		2,000	1,724,029
Series 2022-NLP, Class F, (1-mo. Term SOFR + 3.54%), 8.87%, 04/15/37		1,953	1,690,731
Series 2022-OPO, Class D, 3.56%, 01/05/39		860	560,527
Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.41%, 09/10/39		2,250	1,819,225
MFRA Trust, Class M1, 4.57%, 09/25/56		4,000	3,194,809
MHC Commercial Mortgage Trust, Series 2021- MHC, Class F, (1-mo. Term SOFR + 2.72%), 8.05%, 04/15/38		1,845	1,789,451
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1-mo. Term SOFR + 2.25%), 7.58%, 01/19/37		2,315	2,268,584
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4, 4.70%, 11/25/31		3,500	2,928,452
SUMIT Mortgage Trust, Series 2022-BVUE, Class D, 2.99%, 02/12/41		650	439,492
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1-mo. Term SOFR + 2.19%), 7.52%, 05/15/37		2,410	2,363,145
Velocity Commercial Capital Loan Trust, Series 2021-4, Class M4, 4.48%, 12/26/51		2,787	1,994,479

Total Non-Agency Mortgage-Backed Securities — 2.3% (Cost: $46,789,869)			39,299,610

7

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock ESG Capital Allocation Term Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Shares	Value

Preferred Securities

Preferred Stocks — 1.2%(e)

Finland — 0.2%
Aiven, Series D		35,053	$2,566,230

Israel — 0.2%
Deep Instinct Ltd., Series D-4, (Acquired 09/20/22, Cost: $3,691,502)(f)		523,592	3,748,919

Sweden — 0.0%
Volta, Series C, (Acquired 02/22/22, Cost: $293,944)(f)		2,492	239,438

United States — 0.8%
Cap Hill Brands		1,088,268	293,832
Clarify Health		318,926	2,334,538
Lessen Nine GmbH
Series B		456,729	4,087,725
Series C		24,168	216,304
MNTN Digital, Inc., Series D, (Acquired 11/05/21, Cost: $1,239,070)(f)		53,954	515,261
Verge Genomics, Inc., Series B, (Acquired 11/05/21, Cost: $1,437,421)(f)		269,847	1,743,212
Versa Networks, Inc., Series D, (Acquired 10/14/22, Cost: $4,623,422), 10/07/32(f)		1,584,337	5,022,348
Zero Mass Water, Inc., Series D, (Acquired 07/05/22, Cost: $249,208)(f)		6,084	202,597

			14,415,817

Total Preferred Securities — 1.2% (Cost: $25,101,215)			20,970,404

		Par (000)

U.S. Government Sponsored Agency Securities

Mortgage-Backed Securities — 7.0%
Uniform Mortgage-Backed Securities(l)
4.50%, 10/13/52	USD	71,616	65,752,464
3.50%, 10/12/53		28,156	24,212,273
5.50%, 10/12/53		32,500	31,406,933

Total U.S. Government Sponsored Agency Securities — 7.0% (Cost: $124,178,658)			121,371,670

		Shares

Warrants

Israel — 0.0%
Deep Instinct Ltd., (Acquired 09/20/22, Cost: $0), (Exercisable 09/20/22, 1 Share for 1 Warrant, Expires 09/20/32) (d)(e)(f)		36,915	223,705

United States(d)(e) — 0.1%
Flyr Warrants, (Issued/Exercisable 05/10/22, 1 Share for 1 Warrant, Expires 05/10/32, Strike Price USD 3.95)		5,576	76,335
FreeWire Technologies, Inc., Tranche A, (Issued 04/27/22, 1 Share for 1 Warrant, Expires 04/26/27, Strike Price USD 3.35)		354,944	60,341
FreeWire Technologies, Inc., Tranche B unvest, (Exercisable 06/03/23, 1 Share for 1 Warrant, Expires 04/26/29, Strike Price USD 3.35)		337,197	3

Security	Shares	Value

United States (continued)
FreeWire Technologies, Inc., Tranche B vested, (Issued 05/02/22, Exercisable 05/03/23, 1 Share for 1Warrant, Expires 04/26/27, Strike Price USD 3.35)	17,747	$3,017
Proof Acquisition Corp. I, (1 Share for 1 Warrant, Expires 12/23/28, Strike Price USD 11.50)	61,805	5,562
Sonder Holdings, Inc., (Issued 11/19/20, Exercisable 01/19/21, 1 Share for 1 Warrant, Expires 11/19/26, Strike Price USD 12.50)	75,255	1
Versa Networks, Inc., (Acquired 10/14/22, Cost: $0), (1 Share for 1 Warrant, Exercisable 10/14/22, Expires 10/07/32, Strike Price USD 0.01)(f)	195,273	552,623

		697,882

Total Warrants — 0.1% (Cost: $61,806)		921,587

Total Long-Term Investments — 88.3% (Cost: $1,544,060,365)		1,520,883,553

Short-Term Securities

Money Market Funds — 16.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(k)(m)	288,313,351	288,313,351
SL Liquidity Series, LLC, Money Market Series, 5.52%(k)(m)(n)	2,670,257	2,671,058

Total Short-Term Securities — 16.9% (Cost: $290,984,136)		290,984,409

Options Purchased — 0.1% (Cost: $4,234,427)		2,611,317

Total Investments Before Options Written — 105.3% (Cost: $1,839,278,928)		1,814,479,279

Options Written — (0.3)% (Premiums Received: $(3,300,796))		(4,622,655)

Total Investments, Net of Options Written — 105.0% (Cost: $1,835,978,132)		1,809,856,624
Liabilities in Excess of Other Assets — (5.0)%		(86,958,903)

Net Assets — 100.0%		$1,722,897,721

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Non-income producing security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $12,890,425, representing 0.8% of its net assets as of period end, and an original cost of $12,979,251.

(g)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Convertible security.
(k)	Affiliate of the Trust.
(l)	Represents or includes a TBA transaction.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock ESG Capital Allocation Term Trust (ECAT)

(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$5,346,114	$282,967,237	(a)	$—	$—	$—	$288,313,351	288,313,351	$5,740,245		$—
iShares China Large-Cap ETF(b)	582,272	1,983,185		(2,739,772)	237,969	(63,654)	—	—	—		—
iShares iBoxx $ High Yield Corporate Bond ETF(b)	4,819,673	—		(4,907,458)	102,514	(14,729)	—	—	75,920		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,649,878	24,462,040		(23,227,345)	(99,959)	(125,871)	3,658,743	35,863	127,601		—
iShares JP Morgan USD Emerging Markets Bond ETF	10,786,409	2,286,204		(5,431,107)	(371,184)	14,214	7,284,536	88,276	430,271		—
iShares Russell 2000 ETF	17,436	—		—	—	238	17,674	100	197		—
iShares Russell Mid-Cap Growth ETF	—	373,399		—	—	(15,672)	357,727	3,916	705		—
SL Liquidity Series, LLC, Money Market Series	—	2,667,863	(a)	—	2,922	273	2,671,058	2,670,257	28,771	(c)	—

					$(127,738)	$(205,201)	$302,303,089		$6,403,710		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro BOBL	86	12/07/23	$10,524	$(133,742)
Euro Bund	121	12/07/23	16,457	(405,659)
Euro Stoxx 50 Index	124	12/15/23	5,492	(91,988)
Euro Stoxx Banks Index	93	12/15/23	548	10,460
MSCI Emerging Markets Index	4	12/15/23	191	(6,131)
NASDAQ 100 E-Mini Index	175	12/15/23	52,033	(2,217,128)
S&P 500 E-Mini Index	307	12/15/23	66,396	(2,868,411)
U.S. Long Bond	37	12/19/23	4,212	(237,921)
Long Gilt	35	12/27/23	4,021	(15,847)
5-Year U.S. Treasury Note	2,206	12/29/23	232,354	(2,402,296)

				(8,368,663)

Short Contracts
10-Year Japanese Government Treasury Bonds	19	12/13/23	18,430	130,743
Russell 2000 E-Mini Index	70	12/15/23	6,295	261,428
10-Year U.S. Treasury Note	254	12/19/23	27,436	393,018
10-Year U.S. Ultra Long Treasury Note	509	12/19/23	56,769	1,245,654

9

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock ESG Capital Allocation Term Trust (ECAT)

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts (continued)
Ultra U.S. Treasury Bond	214	12/19/23	$25,439	$1,541,555
2-Year U.S. Treasury Note	125	12/29/23	25,337	(19,292)

				3,553,106

				$(4,815,557)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,833,861	USD	5,116,265	UBS AG	12/20/23	$13,072
USD	5,461,770	AUD	8,467,854	BNP Paribas SA	12/20/23	2,732
USD	1,241,967	CAD	1,677,158	Morgan Stanley & Co. International PLC	12/20/23	5,647
USD	29,880,032	CHF	26,389,327	Citibank N.A.	12/20/23	797,634
USD	869,983	CHF	786,208	Deutsche Bank AG	12/20/23	3,542
USD	51,138	DKK	353,233	BNP Paribas SA	12/20/23	840
USD	55,045,220	EUR	51,017,609	Standard Chartered Bank	12/20/23	909,097
USD	182,769,528	EUR	169,403,036	Standard Chartered Bank	12/20/23	3,011,526
USD	2,214,188	EUR	2,052,000	Westpac Banking Corp.	12/20/23	36,757
USD	408,568	GBP	329,702	Barclays Bank PLC	12/20/23	6,079
USD	1,607,250	GBP	1,287,361	BNP Paribas SA	12/20/23	35,687
USD	2,624,200	GBP	2,100,000	Standard Chartered Bank	12/20/23	60,597
USD	36,223,718	GBP	28,985,606	Standard Chartered Bank	12/20/23	839,148
USD	11,074,965	HKD	86,499,731	BNP Paribas SA	12/20/23	10,716
USD	37,711,775	JPY	5,475,778,018	JPMorgan Chase Bank N.A.	12/20/23	597,012
USD	1,060,982	JPY	153,787,033	Morgan Stanley & Co. International PLC	12/20/23	18,615
USD	1,115,233	JPY	162,322,633	Societe Generale	12/20/23	15,012
USD	10,684,459	KRW	14,092,161,000	JPMorgan Chase Bank N.A.	12/20/23	222,731

						6,586,444

BRL	24,921,636	USD	5,013,728	Citibank N.A.	12/20/23	(103,364)
EUR	431,313	USD	465,475	Morgan Stanley & Co. International PLC	12/20/23	(7,797)
EUR	704,494	USD	748,802	Standard Chartered Bank	12/20/23	(1,245)
EUR	448,906	USD	476,621	UBS AG	12/20/23	(276)
EUR	1,133,650	USD	1,222,189	UBS AG	12/20/23	(19,243)
EUR	1,953,772	USD	2,079,128	UBS AG	12/20/23	(5,929)
GBP	880,574	USD	1,075,123	Morgan Stanley & Co. International PLC	12/20/23	(150)
GBP	185,226	USD	232,164	Societe Generale	12/20/23	(6,047)
GBP	161,495	USD	200,090	Standard Chartered Bank	12/20/23	(2,943)
GBP	207,174	USD	254,464	Standard Chartered Bank	12/20/23	(1,553)
JPY	67,243,345	USD	463,034	Standard Chartered Bank	12/20/23	(7,259)
JPY	130,071,657	USD	882,120	Standard Chartered Bank	12/20/23	(496)
JPY	138,166,921	USD	941,135	The Bank of New York Mellon	12/20/23	(4,641)
MXN	32,536,338	USD	1,869,540	Morgan Stanley & Co. International PLC	12/20/23	(26,887)
MXN	64,090,190	USD	3,682,472	Morgan Stanley & Co. International PLC	12/20/23	(52,808)
USD	198,459	MXN	3,552,844	JPMorgan Chase Bank N.A.	12/20/23	(2,751)
USD	175,708	MXN	3,104,854	The Bank of New York Mellon	12/20/23	(131)
USD	1,864,774	SEK	20,635,404	Goldman Sachs International	12/20/23	(31,319)
ZAR	33,712,048	USD	1,781,180	Barclays Bank PLC	12/20/23	(12,886)

						(287,725)

						$6,298,719

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock ESG Capital Allocation Term Trust (ECAT)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
SPDR S&P 500 ETF Trust	80	10/13/23	USD	435.00	USD	3,420	$17,960
Alphabet, Inc., Class C	309	10/20/23	USD	135.00	USD	4,074	63,963
Amazon.com, Inc.	422	10/20/23	USD	145.00	USD	5,364	7,385
Apple, Inc.	62	10/20/23	USD	180.00	USD	1,062	5,177
Apple, Inc.	31	10/20/23	USD	185.00	USD	531	760
Apple, Inc.	124	10/20/23	USD	195.00	USD	2,123	434
Bunge Ltd.	104	10/20/23	USD	105.00	USD	1,126	50,440
Comcast Corp., Class A	402	10/20/23	USD	47.50	USD	1,782	4,020
Eli Lilly & Co.	25	10/20/23	USD	610.00	USD	1,343	1,113
Micron Technology, Inc.	176	10/20/23	USD	70.00	USD	1,197	23,408
Microsoft Corp.	62	10/20/23	USD	340.00	USD	1,958	3,968
Rockwell Automation, Inc.	51	10/20/23	USD	320.00	USD	1,458	1,785
SPDR S&P 500 ETF Trust	164	10/20/23	USD	463.00	USD	7,011	410
Uber Technologies, Inc.	308	10/20/23	USD	50.00	USD	1,416	9,394
UnitedHealth Group, Inc.	41	10/20/23	USD	530.00	USD	2,067	12,116
Adobe, Inc.	21	11/17/23	USD	590.00	USD	1,071	4,830
Advanced Micro Devices, Inc.	153	11/17/23	USD	105.00	USD	1,573	99,067
Alphabet, Inc., Class C	123	11/17/23	USD	140.00	USD	1,622	34,132
Alphabet, Inc., Class C	92	11/17/23	USD	135.00	USD	1,213	44,160
Amazon.com, Inc.	89	11/17/23	USD	150.00	USD	1,131	8,500
Amazon.com, Inc.	133	11/17/23	USD	140.00	USD	1,691	33,782
Amazon.com, Inc.	63	11/17/23	USD	155.00	USD	801	3,749
Amazon.com, Inc.	98	11/17/23	USD	135.00	USD	1,246	39,200
Apple, Inc.	168	11/17/23	USD	180.00	USD	2,876	52,920
Broadcom, Inc.	7	11/17/23	USD	900.00	USD	581	9,065
Eli Lilly & Co.	41	11/17/23	USD	620.00	USD	2,202	9,615
Humana, Inc.	31	11/17/23	USD	520.00	USD	1,508	20,305
Humana, Inc.	31	11/17/23	USD	515.00	USD	1,508	24,490
Humana, Inc.	21	11/17/23	USD	490.00	USD	1,022	38,640
Humana, Inc.	36	11/17/23	USD	525.00	USD	1,751	19,260
Kenvue, Inc.	530	11/17/23	USD	25.00	USD	1,064	3,975
Lennar Corp., Class A	34	11/17/23	USD	135.00	USD	382	680
Mastercard, Inc., Class A	41	11/17/23	USD	420.00	USD	1,623	15,682
Micron Technology, Inc.	161	11/17/23	USD	77.50	USD	1,095	8,533
Microsoft Corp.	92	11/17/23	USD	330.00	USD	2,905	64,630
NVIDIA Corp.	83	11/17/23	USD	480.00	USD	3,610	85,905
NVIDIA Corp.	33	11/17/23	USD	440.00	USD	1,435	81,262
Salesforce, Inc.	46	11/17/23	USD	220.00	USD	933	10,235
Salesforce, Inc.	31	11/17/23	USD	210.00	USD	629	16,042
SPDR S&P 500 ETF Trust	183	11/17/23	USD	460.00	USD	7,823	11,163
Tesla, Inc.	56	11/17/23	USD	260.00	USD	1,401	84,000
T-Mobile U.S., Inc.	84	11/17/23	USD	140.00	USD	1,176	45,150
Uber Technologies, Inc.	134	11/17/23	USD	52.50	USD	616	11,390
Uber Technologies, Inc.	132	11/17/23	USD	47.50	USD	607	31,680
Walmart, Inc.	89	11/17/23	USD	170.00	USD	1,423	9,523
Delta Air Lines, Inc.	654	12/15/23	USD	45.00	USD	2,420	16,350
Delta Air Lines, Inc.	134	12/15/23	USD	42.00	USD	496	8,643
Intel Corp.	266	12/15/23	USD	38.00	USD	946	40,432
NVIDIA Corp.	52	12/15/23	USD	440.00	USD	2,262	188,630
United Airlines Holdings, Inc.	134	12/15/23	USD	48.00	USD	567	14,271
Freeport-McMoRan, Inc.	225	01/19/24	USD	45.00	USD	839	18,112

							1,410,336

Put
InvesCo QQQ Trust, Series 1	1,000	11/17/23	USD	350.00	USD	35,827	653,000

							$2,063,336

11

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock ESG Capital Allocation Term Trust (ECAT)

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Barrier Price/Range	Notional Amount (000)	Value
Call
S&P 500 Index	Down-and-in	Citibank N.A.	3,073	12/15/23	USD 4,432.61	USD 4,215.33	USD 3	$10,869

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
TOPIX Banks Index	BNP Paribas SA	569,040	01/12/24	JPY	286.63	JPY	148,935	$25,161
TOPIX Banks Index	Goldman Sachs International	948,021	01/12/24	JPY	286.49	JPY	248,126	26,422
TOPIX Banks Index	JPMorgan Chase Bank N.A.	379,740	01/12/24	JPY	286.56	JPY	99,389	10,551

								$62,134

OTC Interest Rate Swaptions Purchased

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
2-Year Interest Rate Swap, 10/21/23	1-Day SOFR, 5.31%	Quarterly	2.75%	Semi-Annual	Goldman Sachs International	10/19/23	2.75%	USD	6,805	$1
5-Year Interest Rate Swap, 03/03/29	6-mo. EURIBOR, 4.13%	Semi-Annual	3.00%	Annual	JPMorgan Chase Bank N.A.	03/01/24	3.00	EUR	7,713	47,253
10-Year Interest Rate Swap, 03/20/34	1-Day SOFR, 5.31%	Quarterly	3.65%	Semi-Annual	Citibank N.A.	03/18/24	3.65	USD	4,959	45,920
5-Year Interest Rate Swap, 03/20/29	6-mo. EURIBOR, 4.13%	Semi-Annual	3.18%	Annual	JPMorgan Chase Bank N.A.	03/18/24	3.18	EUR	6,317	63,237
2-Year Interest Rate Swap, 03/30/26	1-Day SOFR, 5.31%	Quarterly	4.20%	Semi-Annual	JPMorgan Chase Bank N.A.	03/28/24	4.20	USD	36,764	146,341

										302,752

Put
30-Year Interest Rate Swap, 11/03/53	3.65%	Semi-Annual	1-Day SOFR, 5.31%	Quarterly	Citibank N.A.	11/01/23	3.65	USD	2,577	172,226

										$474,978

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Alphabet, Inc., Class C	309	10/20/23	USD	145.00	USD	4,074	$(5,871)
Amazon.com, Inc.	175	10/20/23	USD	155.00	USD	2,225	(963)
Bunge Ltd.	104	10/20/23	USD	120.00	USD	1,126	(2,080)
Eli Lilly & Co.	25	10/20/23	USD	640.00	USD	1,343	(638)
Microsoft Corp.	62	10/20/23	USD	365.00	USD	1,958	(341)
Advanced Micro Devices, Inc.	153	11/17/23	USD	120.00	USD	1,573	(30,141)
Eli Lilly & Co.	21	11/17/23	USD	670.00	USD	1,128	(1,533)
InvesCo QQQ Trust, Series 1	1,000	11/17/23	USD	390.00	USD	35,827	(120,000)
NVIDIA Corp.	83	11/17/23	USD	540.00	USD	3,610	(18,551)
Delta Air Lines, Inc.	654	12/15/23	USD	50.00	USD	2,420	(4,251)
NVIDIA Corp.	52	12/15/23	USD	530.00	USD	2,262	(51,870)
SPDR S&P 500 ETF Trust	28	12/15/23	USD	420.00	USD	1,197	(56,616)
Freeport-McMoRan, Inc.	225	01/19/24	USD	50.00	USD	839	(6,863)

							(299,718)

Put
Amazon.com, Inc.	247	10/20/23	USD	120.00	USD	3,140	(30,628)
Apple, Inc.	62	10/20/23	USD	170.00	USD	1,062	(18,011)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock ESG Capital Allocation Term Trust (ECAT)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
Comcast Corp., Class A	402	10/20/23	USD	42.50	USD	1,782	$(13,869)
Eli Lilly & Co.	25	10/20/23	USD	560.00	USD	1,343	(65,562)
Micron Technology, Inc.	176	10/20/23	USD	52.50	USD	1,197	(1,056)
Microsoft Corp.	31	10/20/23	USD	305.00	USD	979	(9,533)
Rockwell Automation, Inc.	51	10/20/23	USD	270.00	USD	1,458	(8,925)
UnitedHealth Group, Inc.	41	10/20/23	USD	450.00	USD	2,067	(3,916)
Adobe, Inc.	21	11/17/23	USD	510.00	USD	1,071	(43,260)
Advanced Micro Devices, Inc.	153	11/17/23	USD	85.00	USD	1,573	(19,507)
Alphabet, Inc., Class C	123	11/17/23	USD	120.00	USD	1,622	(23,062)
Amazon.com, Inc.	89	11/17/23	USD	115.00	USD	1,131	(21,493)
Amazon.com, Inc.	63	11/17/23	USD	125.00	USD	801	(35,122)
Amazon.com, Inc.	175	11/17/23	USD	130.00	USD	2,225	(139,562)
Amazon.com, Inc.	133	11/17/23	USD	120.00	USD	1,691	(49,875)
Apple, Inc.	102	11/17/23	USD	155.00	USD	1,746	(17,391)
Broadcom, Inc.	7	11/17/23	USD	760.00	USD	581	(8,085)
Eli Lilly & Co.	21	11/17/23	USD	540.00	USD	1,128	(48,457)
Humana, Inc.	52	11/17/23	USD	440.00	USD	2,530	(22,360)
Humana, Inc.	36	11/17/23	USD	450.00	USD	1,751	(21,060)
InvesCo QQQ Trust, Series 1	1,000	11/17/23	USD	320.00	USD	35,827	(159,000)
Kenvue, Inc.	355	11/17/23	USD	20.00	USD	713	(24,850)
Lennar Corp., Class A	34	11/17/23	USD	115.00	USD	382	(21,250)
Mastercard, Inc., Class A	41	11/17/23	USD	360.00	USD	1,623	(12,095)
Micron Technology, Inc.	161	11/17/23	USD	57.50	USD	1,095	(7,084)
Microsoft Corp.	51	11/17/23	USD	285.00	USD	1,610	(16,193)
NextEra Energy, Inc.	116	11/17/23	USD	65.00	USD	665	(89,900)
NVIDIA Corp.	83	11/17/23	USD	400.00	USD	3,610	(85,282)
NVIDIA Corp.	18	11/17/23	USD	380.00	USD	783	(10,665)
Salesforce, Inc.	46	11/17/23	USD	185.00	USD	933	(9,637)
Tesla, Inc.	31	11/17/23	USD	220.00	USD	776	(20,925)
Uber Technologies, Inc.	134	11/17/23	USD	42.50	USD	616	(19,162)
Uber Technologies, Inc.	132	11/17/23	USD	37.50	USD	607	(5,808)
Walmart, Inc.	89	11/17/23	USD	150.00	USD	1,423	(11,837)
Delta Air Lines, Inc.	134	12/15/23	USD	35.00	USD	496	(17,956)
Intel Corp.	266	12/15/23	USD	30.00	USD	946	(15,428)
NVIDIA Corp.	52	12/15/23	USD	310.00	USD	2,262	(12,480)
United Airlines Holdings, Inc.	134	12/15/23	USD	41.00	USD	567	(29,212)
Freeport-McMoRan, Inc.	225	01/19/24	USD	38.00	USD	839	(73,125)

							(1,242,623)

							$(1,542,341)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
TOPIX Banks Index	BNP Paribas SA	569,040	01/12/24	JPY	313.92	JPY	148,935	$(3,776)
TOPIX Banks Index	Goldman Sachs International	948,021	01/12/24	JPY	313.77	JPY	248,126	(6,345)
TOPIX Banks Index	JPMorgan Chase Bank N.A.	379,740	01/12/24	JPY	313.85	JPY	99,389	(2,530)

								$(12,651)

OTC Interest Rate Swaptions Written

	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Call
2-Year Interest Rate Swap, 10/21/23	2.45%	Semi-Annual	1-Day SOFR, 5.31%	Quarterly	Goldman Sachs International	10/19/23	2.45%	USD	6,805	$—

13

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock ESG Capital Allocation Term Trust (ECAT)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Call (continued)
5-Year Interest Rate Swap, 03/03/29	2.50%	Annual	6-mo. EURIBOR, 4.13%	Semi-Annual	JPMorgan Chase Bank N.A.	03/01/24	2.50%	EUR	7,713	$(14,584)
10-Year Interest Rate Swap, 03/20/34	3.15%	Semi-Annual	1-Day SOFR, 5.31%	Quarterly	Citibank N.A.	03/18/24	3.15	USD	4,959	(15,761)
5-Year Interest Rate Swap, 03/20/29	2.68%	Annual	6-mo. EURIBOR, 4.13%	Semi-Annual	JPMorgan Chase Bank N.A.	03/18/24	2.68	EUR	6,317	(21,646)
2-Year Interest Rate Swap, 03/30/26	3.80%	Semi-Annual	1-Day SOFR, 5.31%	Quarterly	JPMorgan Chase Bank N.A.	03/28/24	3.80	USD	36,764	(86,125)

										(138,116)

Put
10-Year Interest Rate Swap, 10/04/33	1-Day SOFR, 5.31%	Quarterly	3.93%	Semi-Annual	Goldman Sachs International	10/02/23	3.93	USD	11,856	(349,773)
2-Year Interest Rate Swap, 10/08/25	1-Day SOFR, 5.31%	Quarterly	5.10%	Semi-Annual	Citibank N.A.	10/06/23	5.10	USD	38,567	(9,656)
10-Year Interest Rate Swap, 10/15/33	1-Day SOFR, 5.31%	Quarterly	3.50%	Semi-Annual	Goldman Sachs International	10/13/23	3.50	USD	8,153	(517,465)
2-Year Interest Rate Swap, 10/15/25	1-Day SOFR, 5.31%	Quarterly	4.25%	Semi-Annual	Citibank N.A.	10/13/23	4.25	USD	35,329	(464,960)
2-Year Interest Rate Swap, 10/18/25	1-Day SOFR, 5.31%	Quarterly	4.05%	Semi-Annual	Goldman Sachs International	10/16/23	4.05	USD	18,381	(310,094)
2-Year Interest Rate Swap, 10/19/25	1-Day SOFR, 5.31%	Quarterly	4.25%	Semi-Annual	Citibank N.A.	10/17/23	4.25	USD	16,308	(213,632)
2-Year Interest Rate Swap, 10/21/23	1-Day SOFR, 5.31%	Quarterly	3.30%	Semi-Annual	Goldman Sachs International	10/19/23	3.30	USD	3,403	(37,577)
5-Year Interest Rate Swap, 10/29/28	1-Day SOFR, 5.31%	Quarterly	4.40%	Semi-Annual	Goldman Sachs International	10/27/23	4.40	USD	6,490	(34,824)
2-Year Interest Rate Swap, 11/03/25	1-Day SOFR, 5.31%	Quarterly	5.00%	Semi-Annual	Citibank N.A.	11/01/23	5.00	USD	12,884	(22,165)
30-Year Interest Rate Swap, 11/03/53	1-Day SOFR, 5.31%	Quarterly	4.00%	Semi-Annual	Goldman Sachs International	11/01/23	4.00	USD	2,577	(63,323)
2-Year Interest Rate Swap, 11/10/25	1-Day SOFR, 5.31%	Quarterly	4.80%	Semi-Annual	Goldman Sachs International	11/08/23	4.80	USD	51,493	(202,954)
5-Year Interest Rate Swap, 01/07/29	1-Day SOFR, 5.31%	Quarterly	4.50%	Semi-Annual	Citibank N.A.	01/05/24	4.50	USD	6,476	(51,585)
5-Year Interest Rate Swap, 03/03/29	6-mo. EURIBOR, 4.13%	Semi-Annual	3.45%	Annual	JPMorgan Chase Bank N.A.	03/01/24	3.45	EUR	7,713	(70,450)
2-Year Interest Rate Swap, 03/20/26	6-mo. EURIBOR, 4.13%	Semi-Annual	4.05%	Annual	BNP Paribas SA	03/18/24	4.05	EUR	17,711	(26,631)
5-Year Interest Rate Swap, 03/20/29	6-mo. EURIBOR, 4.13%	Semi-Annual	3.58%	Annual	JPMorgan Chase Bank N.A.	03/18/24	3.58	EUR	6,317	(47,338)
5-Year Interest Rate Swap, 03/29/29	1-Day SOFR, 5.31%	Quarterly	3.79%	Semi-Annual	JPMorgan Chase Bank N.A.	03/27/24	3.79	USD	17,015	(464,002)
2-Year Interest Rate Swap, 03/30/26	1-Day SOFR, 5.31%	Quarterly	5.20%	Semi-Annual	JPMorgan Chase Bank N.A.	03/28/24	5.20	USD	18,382	(43,118)

										(2,929,547)

										$(3,067,663)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

iTraxx.XO.38.V2	5.00%	Quarterly	12/20/27	EUR	831	$(52,500)	$(11,818)	$(40,682)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock ESG Capital Allocation Term Trust (ECAT)

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day SOFR, 5.31%	Monthly	5.45%	Monthly	N/A		10/02/24	USD	187,577	$9,901	$7,836	$2,065
28-Day MXIBTIIE, 11.50%	Monthly	9.78%	Monthly	N/A		02/04/25	MXN	46,651	(46,254)	7	(46,261)
28-Day MXIBTIIE, 11.50%	Monthly	9.79%	Monthly	N/A		02/04/25	MXN	23,325	(22,953)	3	(22,956)
28-Day MXIBTIIE, 11.50%	Monthly	9.80%	Monthly	N/A		02/04/25	MXN	23,326	(22,692)	3	(22,695)
28-Day MXIBTIIE, 11.50%	Monthly	9.95%	Monthly	N/A		02/07/25	MXN	510,185	(435,410)	79	(435,489)
1-Day SOFR, 5.31%	Annual	5.00%	Annual	N/A		10/02/25	USD	84,698	61,868	14,168	47,700
1-Day SOFR, 5.31%	Annual	3.47%	Annual	03/10/25	(a)	03/10/27	USD	4,700	(46,307)	21	(46,328)
1-Day SONIA, 5.19%	Annual	4.86%	Annual	N/A		06/20/28	GBP	6,370	64,087	(16)	64,103
28-Day MXIBTIIE, 11.50%	Monthly	9.13%	Monthly	N/A		08/15/28	MXN	104,580	(115,692)	56	(115,748)
1-Day SOFR, 5.31%	Annual	4.42%	Annual	N/A		10/02/28	USD	135,611	196,965	32,212	164,753
1-Day SOFR, 5.31%	Annual	3.14%	Annual	05/12/28	(a)	05/12/33	USD	6,701	(245,503)	62	(245,565)
1-Day SOFR, 5.31%	Annual	4.31%	Annual	N/A		09/29/33	USD	26,166	58,087	2,269	55,818

									$(543,903)	$56,700	$(600,603)

(a)	Forward Swap.

OTC Interest Rate Swaps

Paid by the Trust		Received by the Trust		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day BZDIOVER, 0.05%	Monthly	12.78%	Monthly	Morgan Stanley & Co. International PLC	N/A	01/02/25	BRL	136,435	$535,715	$—	$535,715
1-Day BZDIOVER, 0.05%	Monthly	13.15%	Monthly	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	7,068	37,365	—	37,365
1-Day BZDIOVER, 0.05%	Monthly	13.18%	Monthly	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	7,065	38,141	—	38,141
1-Day BZDIOVER, 0.05%	Monthly	13.22%	Monthly	Citibank N.A.	N/A	01/02/25	BRL	3,716	20,624	—	20,624
1-Day BZDIOVER, 0.05%	Monthly	10.03%	Monthly	JPMorgan Chase Bank N.A.	N/A	01/04/27	BRL	14,158	(71,582)	—	(71,582)
1-Day BZDIOVER, 0.05%	Monthly	10.32%	Monthly	Barclays Bank PLC	N/A	01/04/27	BRL	29,050	(90,581)	—	(90,581)
1-Day BZDIOVER, 0.05%	Monthly	9.95%	Monthly	Citibank N.A.	N/A	01/04/27	BRL	14,191	(78,394)	—	(78,394)
1-Day BZDIOVER, 0.05%	Monthly	9.97%	Monthly	Bank of America N.A.	N/A	01/04/27	BRL	14,578	(79,169)	—	(79,169)
1-Day BZDIOVER, 0.05%	Monthly	9.99%	Monthly	Morgan Stanley & Co. International PLC	N/A	01/04/27	BRL	14,173	(74,759)	—	(74,759)

									$237,360	$—	$237,360

15

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock ESG Capital Allocation Term Trust (ECAT)

OTC Total Return Swaps

Paid by the Trust		Received by the Trust		Counterparty	Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate/Reference	Frequency	Rate/Reference	Frequency
iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	1-Day SOFR minus 1.50%, 5.31%	Monthly	BNP Paribas SA	N/A	12/15/23	USD 1,290	$17,545	$—	$17,545

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$61,548,069	$—	$61,548,069
Common Stocks
Canada	5,114,078	—	—	5,114,078
China	—	7,748,770	—	7,748,770
Finland	—	9,696,011	—	9,696,011
France	2,893,440	83,848,784	—	86,742,224
Germany	840,580	47,572,830	—	48,413,410
Hong Kong	—	3,251,031	—	3,251,031
Israel	3,631,710	—	—	3,631,710
Italy	3,000,491	5,122,016	—	8,122,507
Japan	—	36,450,276	—	36,450,276
Netherlands	—	36,910,773	—	36,910,773
Norway	786,960	—	—	786,960
South Korea	—	7,465,598	—	7,465,598
Spain	—	5,931,479	—	5,931,479
Sweden	—	2,633,737	—	2,633,737
Switzerland	6,266,183	29,181,700	—	35,447,883
Taiwan	10,189,720	—	—	10,189,720
United Kingdom	9,670,213	28,777,615	297,008	38,744,836
United States	667,247,625	77,357	439,999	667,764,981
Corporate Bonds	—	168,934,830	33,083,817	202,018,647

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock ESG Capital Allocation Term Trust (ECAT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Fixed Rate Loan Interests	$—	$—	$4,064,914	$4,064,914
Floating Rate Loan Interests	—	10,449,591	17,888,519	28,338,110
Foreign Agency Obligations	—	11,388,371	—	11,388,371
Investment Companies	13,336,888	—	—	13,336,888
Municipal Bonds	—	2,579,299	—	2,579,299
Non-Agency Mortgage-Backed Securities	—	39,299,610	—	39,299,610
Preferred Securities
Preferred Stocks	—	—	20,970,404	20,970,404
U.S. Government Sponsored Agency Securities	—	121,371,670	—	121,371,670
Warrants	—	—	921,587	921,587
Short-Term Securities
Money Market Funds	288,313,351	—	—	288,313,351
Options Purchased
Equity Contracts	2,063,336	73,003	—	2,136,339
Interest Rate Contracts	—	474,978	—	474,978
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	—	(121,411)	(121,411)

	$1,013,354,575	$720,787,398	$77,544,837	1,811,686,810

Investments Valued at NAV(b)				2,671,058

				$1,814,357,868

Derivative Financial Instruments(c)
Assets
Equity Contracts	$261,428	$28,005	$—	$289,433
Foreign Currency Exchange Contracts	—	6,586,444	—	6,586,444
Interest Rate Contracts	3,310,970	966,284	—	4,277,254
Liabilities
Credit Contracts	—	(40,682)	—	(40,682)
Equity Contracts	(6,634,011)	(104,639)	—	(6,738,650)
Foreign Currency Exchange Contracts	—	(287,725)	—	(287,725)
Interest Rate Contracts	(3,214,757)	(4,397,190)	—	(7,611,947)

	$(6,276,370)	$2,750,497	$—	$(3,525,873)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Trust were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interest	Non-Agency Mortgage Backed Securities	Preferred Securities
Assets
Opening balance, as of December 31, 2022	$343,613	$8,327,854	$9,087,060	$—	$36,182,630	$1,236,659	$16,001,110
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	(343,613)	—	—	—	—	(1,236,659)	—
Other(a)	—	(7,767,069)	10,387,481	4,020,197	(14,407,678)	—	7,767,069
Accrued discounts/premiums	—	—	82,208	6,400	33,062	—	—
Net realized gain (loss)	—	—	(630,044)	—	45,618	—	—
Net change in unrealized appreciation (depreciation)(b)	—	(169,091)	29,920	38,317	90,898	—	(3,110,661)
Purchases	—	345,313	19,574,928	—	8,659,064	—	312,886
Sales	—	—	(5,447,736)	—	(12,715,075)	—	—

Closing balance, as of September 30, 2023	$—	$737,007	$33,083,817	$4,064,914	$17,888,519	$—	$20,970,404

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023(b)	$—	$(169,091)	$(431,176)	$38,317	$(364,416)	$—	$(3,110,661)

17

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock ESG Capital Allocation Term Trust (ECAT)

	Unfunded Floating Rate Loan Interest	Warrents	Total
Assets/Liabilities
Opening balance, as of December 31, 2022	$(2,950)	$1,079,629	$72,255,605
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	(1,580,272)
Other	—	—	—
Accrued discounts/premiums	—	—	121,670
Net realized gain (loss)	—	—	(584,426)
Net change in unrealized appreciation (depreciation)(b)	(118,461)	(158,042)	(3,397,120)
Purchases	—	—	28,892,191
Sales	—	—	(18,162,811)

Closing balance, as of September 30, 2023	$(121,411)	$921,587	$77,544,837

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023(b)	$(121,411)	$(158,042)	$(4,316,480)

(a)	Certain Level 3 investments were re-classified between Common Stocks, Corporate Bonds, Fixed Rate Loan Interests, Floating Rate Loan Interests and Preferred Stocks.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $3,373,248. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stock	$737,007	Market	Gross Profit Multiple Volatility	14.25x 44% - 75%		— 68%
			Time to Exit	1.2 - 2.5 years		2.2 years

Corporate Bonds	33,083,817	Income	Discount Rate	12% - 48%		18%

Floating Rate Loan Interests	14,393,864	Income	Discount Rate	7% - 15%		10%

Fixed Rate Loan Interests	4,064,914	Income	Credit Spread	819		—

Preferred Stocks	20,970,404	Market	Revenue Multiple	0.16x - 33.75x		19.35x
			Time to Exit	0.3 - 3.5 years		2.2 years
			Volatility	50% - 90%		75%
			EBITDA	7.00x		—
			Gross Profit Multiple	6.75x		—

Warrants	921,583	Market	Revenue Multiple	3.25x - 33.75x		15.14x
			Volatility	35% - 65%		58%
			Time to Exit	0.3 - 8.6 years		4.5 years

	$74,171,589

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation		Currency Abbreviation (continued)

AUD	Australian Dollar	DKK	Danish Krone

BRL	Brazilian Real	EUR	Euro

CAD	Canadian Dollar	GBP	British Pound

CHF	Swiss Franc	HKD	Hong Kong Dollar

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock ESG Capital Allocation Term Trust (ECAT)

Currency Abbreviation (continued)

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

SEK	Swedish Krona

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ADR	American Depositary Receipt

BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FREMF	Freddie Mac Multifamily Securities

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MXIBTIIE	Mexico Interbank TIIE 28-Day

PIK	Payment-in-Kind

RB	Revenue Bond

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SPDR	Standard & Poor’s Depository Receipt

19